Commitments and Contingencies (Details) € in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2017 USD ($)	Feb. 10, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)
Letters of guarantee and letters of credit			$ 590			$ 590
Contractual obligation next twelve months			124,884
Restricted cash			4,462			$ 5,386	$ 2,671
Operating lease obligations			541,738
Navios Logistics
Collateralized cash amount released	$ 2,900
Vitol S.A. | Navios Logistics
Guarantee and indemnity letter			$ 12,000
Guarantees			Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2018.
Vale | Navios Logistics
Litigation Settlement, Amount Awarded from Other Party		$ 21,500
Three pushboats | Navios Logistics
Contractual obligation next twelve months			$ 3,547
Chartered-in barges | Navios Logistics
Operating lease obligations			486
River and estuary tanker | Navios Logistics
Contractual obligation next twelve months			11,603
Maximum borrowing capacity			$ 7,074	€ 6,200
Secured Percentage			50.00%
Letter Of Credit | Navios Logistics
Restricted cash					$ 2,900